FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments And Risk Management
Cash	$ 2,045	$ 891	$ 1,312	$ 783
Current liabilities	$ 1,034,106	$ 952,802